Summary of significant accounting policies (Schedule of disclosure of disclosure of detailed information about estimated useful life or depreciation rate) (Details)	12 Months Ended
Oct. 31, 2023
Computers [Member]
Statements Line Items
Depreciation rate property, plant and equipment	30.00%
Right-of-use asset [Member]
Statements Line Items
Description of useful life property, plant and equipment	lesser of useful life and lease term (three years)